UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1730
         Woodland Hills, CA  91367-7584

13F File Number:  028-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

 /s/  Michael Kao     Woodland Hills, CA     February 06, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $68,864 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-10433                     Akanthos Arbitrage Master Fund L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHINA MED TECHNOLOGIES INC     NOTE 4.000% 8/1  169483AC8     2354  4500000 PRN      DEFINED 01            4500000        0        0
CHINA MED TECHNOLOGIES INC     NOTE 6.250%12/1  169483AE4     1099  3000000 PRN      DEFINED 01            3000000        0        0
COMPUCREDIT HLDGS CORP         COM              20478T107      194    52567 SH       DEFINED 01              52567        0        0
COMPUCREDIT HLDGS CORP         NOTE 5.875%11/3  20478NAD2     1203  3000000 PRN      DEFINED 01            3000000        0        0
EASTMAN KODAK CO               NOTE 7.000% 4/0  277461BJ7     8387 30500000 PRN      DEFINED 01           30500000        0        0
ENTERTAINMENT PPTYS TR         PFD C CNV 5.75%  29380T402    11963   625000 SH       DEFINED 01             625000        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V118    12822  1093114 SH       DEFINED 01            1093114        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V126     6197   782469 SH       DEFINED 01             782469        0        0
GOLDCORP INC NEW               COM              380956409     6168   139400 SH       DEFINED 01             139400        0        0
PETROQUEST ENERGY INC          COM              716748108     4315   117500 SH       DEFINED 01             117500        0        0
SANOFI                         RIGHT 12/31/2020 80105N113     1200  1000000 SH       DEFINED 01            1000000        0        0
SOLARFUN POWER HOLDINGS CO L   NOTE 3.500% 1/1  83415UAB4     2183  4500000 PRN      DEFINED 01            4500000        0        0
STARWOOD PPTY TR INC           COM              85571B105     1851   100000 SH       DEFINED 01             100000        0        0
SUNTECH PWR HLDGS CO LTD       NOTE 3.000% 3/1  86800CAE4     5313 12500000 PRN      DEFINED 01           12500000        0        0
SYMANTEC CORP                  COM              871503108     2033   129900 SH       DEFINED 01             129900        0        0
UNIVERSAL CORP VA              COM              913456109     1582   175000 SH  PUT  DEFINED 01             175000        0        0